Above market acquired charters - Capital Product Partners L.P.	12 Months Ended
Dec. 31, 2018
Capital Product Partners, L.P. ("CPLP")
Acquired Finite-Lived Intangible Assets [Line Items]
Above market acquired charters

5.           Above market acquired charters

On May 4, 2018 the Company acquired the M/T Anikitos from CMTC including a time charter attached to the vessel with a time charter daily rate exceeding the market rate for equivalent time charters prevailing at the time of acquisition. The value allocated to the above market acquired time charter of  $496 was determined on the basis of the relative fair values of the assets in the asset group acquired. The fair value of the time charter representing the difference between the time charter rate at which the vessel was fixed and the market rate for comparable charters, as determined by reference to market data on the acquisition date and was recorded as an asset in the combined carve-out financial statements as of the acquisition date under “above market acquired charters” (Note 4).

On January 17, 2018 the Company acquired the M/T Aristaios from CMTC including a time charter attached to the vessel with a time charter daily rate exceeding the market rate for equivalent time charters prevailing at the time of acquisition. The value allocated to the above market acquired time charter of $9,545 was determined on the basis of the relative fair values of the assets in the asset group acquired. The fair value of the time charter representing the difference between the time charter rate at which the vessel was fixed and the market rate for comparable charters, as determined by reference to market data on the acquisition date and was recorded as an asset in the combined carve-out financial statements as of the acquisition date under “above market acquired charters” (Note 4).

For the years ended December 31, 2018, 2017 and 2016 revenues were reduced by $2,510,  $827 and $234 corresponding to the amortization of the above market acquired charters, respectively.

An analysis of above market acquired charters is as follows:

Above market acquired charters	Book Value
Carrying amount as at January 1, 2017	$827
Amortization	$(827)
Carrying amount as at December 31, 2017	$—
Acquisitions	$10,041
Amortization	$(2,510)
Carrying amount as at December 31, 2018	$7,531

As of December 31, 2018 the remaining carrying amount of unamortized above market acquired time charters was $7,531 and will be amortized in future years as follows:

For the year ending December 31,	Amount
2019	$2,704
2020	$2,591
2021	$2,236
Total	$7,531